Equity Accounted Investments - Condensed Summary of Company's Investments in and Advances to Joint Ventures (Parenthetical) (Detail) (Teekay BLT Corporation [Member], Teekay Tangguh Borrower LLC [Member], USD $)
In Millions, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Teekay BLT Corporation [Member] | Teekay Tangguh Borrower LLC [Member]
Schedule of Equity Method Investments [Line Items]
Loans to joint venture partners carrying value	$ 1.8	$ 28.5